INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 11,626	$ 12,135
Work-in-progress	785	540
Finished goods	38,139	35,410
Inventories	$ 50,550	$ 48,085